Consolidated Statements of Earnings (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Consolidated Statements of Earnings
Gross premiums written	$ 23,910.2	$ 19,125.9
Net premiums written	$ 18,278.1	$ 14,864.5